Average Annual Total Returns		12 Months Ended	22 Months Ended	23 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	19.14%	20.30%
Miller Value Partners Appreciation ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		(2.67%)		16.81%
Performance Inception Date	Jan. 30, 2024
Miller Value Partners Appreciation ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		(2.79%)		16.60%
Miller Value Partners Appreciation ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of fund shares
Average Annual Return, Percent		(1.48%)		13.03%
Miller Value Partners Leverage ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		25.09%	27.19%
Performance Inception Date	Feb. 27, 2024
Miller Value Partners Leverage ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		24.56%	25.14%
Miller Value Partners Leverage ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of fund shares
Average Annual Return, Percent		14.88%	20.23%